Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes [Abstract]
Tax rate on U.S. source shipping income	2.00%
Vessel Operating Expense [Member]
Income Taxes [Abstract]
Tax expense on U.S. source shipping income	$ 152